Segment information	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Segment information

13. Segment information

The Company manages its business in a centralized manner and operates as a single segment and accordingly has only one operating and reportable segment, the provision of GPU computing platform services. The Company’s Chief Executive Officer serves as the CODM. The CODM regularly reviews entity-wide operating results and reviews consolidated revenues and net loss as reported in the statement of operations and comprehensive loss when making decisions about allocating resources and assessing performance of the segment, and hence, the Company has only one reportable segment.

The primary measures of segment revenue and profitability for the Company’s operating segment are considered to be consolidated revenue and net loss. The CODM uses consolidated revenue to assess market performance and growth, and net loss to evaluate segment profitability and cost management. Both measures are used together to allocate resources, including employee or capital resources. Significant expense categories regularly provided to and reviewed by the CODM include those presented in the statements of operations and comprehensive loss as well as disaggregated expenses of staff costs and employee benefits, professional service expenses, share-based compensation, and other general and administrative expenses.

The following table presents the segment information of the Company for the measurement of segment profitability for the years ended June 30, 2025 and 2026:

	For the Years Ended June 30,
	2025	2026
Revenues	$7,015,512	$14,822,799
Cost of revenues	(5,910,315)	(12,404,546)
Gross profit	$1,105,197	$2,418,253
Research and development expenses
– Outsourcing research and development expenses	(2,787,346)	(4,079,430)
– Computing power costs and others	(10,560)	(1,410,755)
Selling and marketing expenses
– Staff costs, employee benefits and office expenses	(835,889)	(499,392)
– Share-based compensation	(153,266)	-
General and administrative expenses
– Staff costs, employee benefits and Others	(328,662)	(444,259)
– Professional service expenses	(34,320)	(785,257)

Loss from operations	$(3,044,846)	$(4,800,840)
Change in fair value of simple agreements for future equity	(4,614,821)	(7,377,383)
Other income	-	15,832
Income tax expenses	-	-

Net loss	$(7,659,667)	$(12,162,391)

Substantially all of the Company’s long-lived assets are located in the United States. The following table presents the Company’s revenue from major geographical areas for the periods indicated.

	For the Years Ended June 30,
	2025	2026
Hong Kong	$600,000	$4,539,901
United States of America	2,085,579	3,913,744
Canada	1,443,306	3,679,780
Singapore	2,484,905	2,023,271
United Kingdom	391,722	666,103
Others	10,000	-
Total	$7,015,512	$14,822,799